LICENSE AGREEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSE AGREEMENTS

OZ Biogenics Agreement

In April, 2015, the Company entered into an exclusive license and distribution agreement with Oz Biogenics, based in Australia, under which Innovus has granted to Oz Biogenics an exclusive ten-year distribution right to market and sell Innovus’ products in Myanmar and Vietnam, including Zestra®, EjectDelay® for treating premature ejaculation, Sensum+®, Vesele® and Zestra Glide® is a. Under the ten-year term of this agreement, annual minimum orders are approximately $86,000 and total minimum orders are approximately $860,000.

The Company has not recognized any revenue for the six months ended June 30, 2015 pursuant to this agreement.

BroadMed SAL Agreement

In April, 2015, the Company entered into an exclusive license and distribution agreement with BroadMed SAL, a Lebanese company, under which Innovus granted to BroadMed an exclusive license to market and sell in Lebanon Innovus Pharma’s Sensum+® to increase penile sensitivity. Under the agreement, Innovus PharmaIn addition, the Company is eligible to receive up to $11.1 million dollars in upfront and sales milestone payments. For the six months ended June 30, 2015, the Company received and recognized $5,000 in upfront payments under this agreement.

Tabuk Pharmaceuticals Agreement

On March 17, 2015, the Company entered into an exclusive license agreement with Tabuk Pharmaceuticals, a Saudi Arabian company (“Tabuk”), with large commercial operations in the Middle East and North Africa, under which the Company granted to Tabuk an exclusive license to market and sell the Company’s topical treatment for Premature Ejaculation, EjectDelay®, Sensum+ ® product for increasing penile sensitivity and Vesele ® product to increase sexual and cognitive health in the Kingdom of Saudi Arabia, Iraq, Sudan, Tunisia, Morocco (for the Vesele product only), Libya, Algeria, Jordan, Kuwait, UAE, Qatar, Oman, Yemen and Egypt (collectively the “Territory”).

Under the agreement, Innovus will receive an upfront payment and is eligible to receive up to approximately $86.5 million U.S. dollars upon and subject to the achievement of sales milestones based on cumulative supplied units of the licensed products in the Territory plus royalties based on Tabuk’s net sales.

The Company did not recognize any revenue for the six months ended June 30, 2015 pursuant to this agreement.

CRI Inc. License Agreement

On April 19, 2013, the Company and CRI entered into an asset purchase agreement (the “CRI Asset Purchase Agreement”) pursuant to which the Company acquired:

•	all of CRI’s rights in past, present and future Sensum+® product formulations and presentations, and

•	an exclusive, perpetual license to commercialize Sensum+® products in all territories except for the United States.

CRI has retained commercialization rights for Sensum+® in the United States.

In consideration for such assets and license, the Company agreed to issue to CRI shares of the Company’s common stock valued at $250,000 within 10 days of the closing. The Company issued 631,313 shares to CRI in this regard. The Company will be required to issue to CRI shares of the Company’s common stock valued at an aggregate of $200,000 for milestones relating to additional clinical data received, which milestone has not yet been met. The number of shares to be issued was or will be determined based on the average of the closing price for the 10 trading days immediately preceding the issue date. CRI will have certain “piggyback” registration rights with respect to the shares described above, which rights provide that, if the Company registers shares of its common stock under the Securities Act in connection with a public offering, CRI will have the right to include such shares in that registration, subject to certain exceptions. The Company recorded an asset totaling $250,000 related to the CRI Asset Purchase Agreement and will amortize this amount over its estimated useful life of 10 years. The Company has recorded amortization of $16,736 beginning in the fourth quarter of 2013 when it commenced usage. The accumulated amortization at December 31, 2014 was $31,250.

The CRI Asset Purchase Agreement also requires the Company to pay to CRI up to $7 million in cash milestone payments based on first achievement of annual net sales targets plus a royalty based on annual net sales. The obligation for these payments expires on April 19, 2023 or the expiration of the last of CRI’s patent claims covering the product or its use outside the United States, whichever is sooner. No sales milestones have been met under this agreement in 2014 or 2013, and royalties owed to CRI were immaterial and included in net revenues.

In connection with this transaction, the Company engaged a consultant to assist in the technology transfer and manufacturing of the product. In consideration of such services, the Company issued to the consultant shares of its common stock valued at an aggregate of $75,000 at various dates following the closing of the CRI transaction. In each case, the number of shares issuable is determined based on the average of the closing price of the Company’s common stock for the 10 trading days immediately preceding the issue date (see Note 7).

In connection with this transaction, the Company engaged a consultant to assist in the technology transfer and manufacturing of the product. In consideration of such services, the Company issued to the consultant shares of its common stock valued at an aggregate of $75,000 at various dates following the closing of the CRI transaction. In each case, the number of shares issuable is determined based on the average of the closing price of the Company’s common stock for the 10 trading days immediately preceding the issue date (see Note 7).

Sothema Laboratories Agreement

    On September 23, 2014, the Company entered into an exclusive license agreement with Sothema Laboratories, SARL, a Moroccan publicly traded company (“Sothema”), under which Innovus granted to Sothema an exclusive license to market and sell Innovus’ topical treatment for Female Sexual Interest/Arousal Disorder (“FSI/AD”) (based on the latest Canadian approval of the indication), Zestra® and its high viscosity low osmolality water-based lubricant Zestra Glide® in the North African countries of Egypt, Morocco, Algeria, Tunisia and Libya, the Middle Eastern countries of Iraq, Jordan, Saudi Arabia and the United Arab Emirates and the West African countries of Benin, Burkina Faso, Cape Verde, Gambia, Ghana, Guinea, Guinea-Bissau, Ivory Coast, Liberia, Mali, Niger, Nigeria, Senegal, Sierra Leone and Togo (collectively the “Territory”).

     Under the agreement, Innovus received an upfront payment and is eligible to receive up to approximately $171 million dollars upon and subject to the achievement of sales milestones based on cumulative supplied units of the licensed products in the Territory, plus a pre-negotiated transfer price per unit.

    Pursuant to the guidance in ASC 605-28, Milestone Method, the milestones are considered substantive. The milestones enhance the value of the products and are the result of the Company’s past efforts. The milestones are reasonable relative to all of the deliverables. The Company will recognize the revenue from the milestone payments when the cumulative supplied units volume is met. During the year ended December 31, 2014, the Company recognized $200,000 in license fees related to this agreement, and no revenue was recognized for the sales milestones of the agreement.  We believe the amount of the upfront payment received is reasonable compared to the amounts to be received upon obtainment of future milestones.

Orimed Pharma Agreement

On September 18, 2014, the Company entered into an exclusive license agreement with Orimed Pharma (“Orimed”), an affiliate of JAMP Pharma, under which Innovus granted to Orimed an exclusive license to market and sell in Canada, Innovus’ (a) topical treatment for FSI/AD, Zestra®, (b) topical treatment for premature ejaculation, EjectDelay®, (c) product Sensum+™ to increase penile sensitivity and (d) high viscosity low osmolality water-based lubricant, Zestra Glide®.

 Under the agreement, Innovus received an upfront payment and is eligible to receive up to approximately CN $94.5 million upon and subject to the achievement of sales milestones based on cumulative gross sales in Canada by Orimed plus certain double-digit tiered royalties based on Orimed’s cumulative net sales in Canada.

                 Pursuant to the guidance in ASC 605-28, Milestone Method, the milestones and quarterly royalty payments are considered substantive. The milestones enhance the value of the products and are the result of the Company’s past efforts. The milestones are reasonable relative to all of the deliverables. The Company will recognize the revenue from the milestone payments when the cumulative gross sales volume is met.  The Company will recognize the revenue from the royalty payments on a quarterly basis when the cumulative net sales have been met.  During the year ended December 31, 2014, the Company recognized $100,000 in license fees related to this agreement, and no revenue was recognized for the sales milestones and royalty payments of the agreement. We believe the amount of the upfront payment received is reasonable compared to the amounts to be received upon obtainment of future milestones.

Tramorgan Agreement

     On September 18, 2014, the Company entered into an exclusive license and distribution agreement with Tramorgan Limited (“Tramorgan”), pursuant to which Tramorgan will market the Company’s topical consumer care product to increase penile sensitivity, Sensum+™ in the United Kingdom (“UK”).

     The agreement has an initial term through December 31, 2016 and can be extended thereafter for a twenty-four month period if Tramorgan has reached certain aggregate sales milestones. Pursuant to the agreement, Innovus is eligible to receive (a) up to $44 million dollars in sales milestone payments based on Tramorgan’s attainment of certain levels of cumulative gross sales amounts plus (b) fifty percent (50%) royalties based on Tramorgan’s net sales after applicable distribution costs in the UK. During the year ended December 31, 2014, no revenue was recognized for the sales milestones and royalty payments of the agreement.

Ovation Pharma Agreements

On September 9, 2013, the Company entered into a license and distribution agreement with Ovation Pharma SARL (“Ovation”) under which it granted to Ovation an exclusive license to market and sell the Company’s topical treatment for reduced penile sensitivity, Sensum+®, in Morocco. Ovation may pay the Company up to approximately $11.25 million upon achievement of commercial milestones. In addition, Ovation has agreed to certain upfront minimum purchases of Sensum+™ based upon an agreed upon transfer price and yearly minimum purchases.  During the year ended December 31, 2014, the Company recognized $100,000 in revenue related to product sales from Ovation.

On September 9, 2013 the Company entered into a second license and distribution agreement with Ovation under which it granted to Ovation an exclusive license to market and sell the Company’s topical premature ejaculation treatment, EjectDelay®, in Morocco. Ovation may pay the Company up to approximately $18.6 million allocated among a fixed upfront license fee and the achievement of regulatory and commercial milestones. In addition, Ovation has agreed to certain upfront minimum purchases of EjectDelay ®based upon an agreed upon transfer price and minimum yearly purchases.

The Company determined that the fixed upfront license fee payment was a separate deliverable under the EjectDelay™ license and distribution agreement and therefore recorded a receivable on its balance sheet. There were no additional obligations or deliverables associated with the license. During the year ended December 31, 2014, the Company recognized $75,000 in revenue related to the upfront license fee from Ovation.